Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
Parametric Research Affiliates Systematic Alternative Risk Premia Fund | Institutional Class
Risk/Return:
Trading Symbol	ESATX